As filed with the Securities and Exchange Commission on August 28, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811 - 08270

RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS

601 UNION STREET, SUITE 2801
SEATTLE, WA 98101

MELODIE B. ZAKALUK
RAINIER INVESTMENT MANAGEMENT, INC.
601 UNION STREET, SUITE 2801
SEATTLE, WA 98101

(800) 248-6314

Date of fiscal year end: March 31

Date of reporting period:  June 30, 2013

Item 1. Schedule of Investments.

Rainier Small/Mid Cap Equity Fund
Schedule of Investments
June 30, 2013 (Unaudited)

COMMON STOCKS (99.5%)	Shares	Value
CONSUMER DISCRETIONARY (20.8%)
AMC Networks, Inc. Cl. A*	371,880	$24,324,671
American Woodmark Corp.*	5,280	183,216
Arctic Cat, Inc.	132,790	5,972,894
Brinker International, Inc.	121,240	4,780,493
Buffalo Wild Wings, Inc.*	62,280	6,113,405
Coty, Inc. Cl. A*	533,410	9,163,984
Dillard's, Inc. Cl. A	150,630	12,347,141
Dunkin' Brands Group, Inc.	332,380	14,232,511
Expedia, Inc.	245,380	14,759,607
Fortune Brands Home & Security, Inc.*	917,470	35,542,788
Hertz Global Holdings, Inc.*	1,280,680	31,760,864
IMAX Corp.*^	645,660	16,051,108
Krispy Kreme Doughnuts, Inc.*	840,200	14,661,490
La-Z-Boy, Inc.	605,910	12,281,796
Lions Gate Entertainment Corp.*^	818,480	22,483,646
Michael Kors Holdings Ltd.*^	239,420	14,848,828
Mohawk Industries, Inc.*	297,670	33,484,898
PetSmart, Inc.	225,800	15,126,342
Pier 1 Imports, Inc.	607,030	14,259,135
PulteGroup, Inc.*	1,076,140	20,414,376
SodaStream International Ltd.*^	307,150	22,314,447
Sotheby's	205,340	7,784,439
Tenneco, Inc.*	185,100	8,381,328
The Cheesecake Factory, Inc.	454,940	19,057,437
The Madison Square Garden Co. Cl. A*	173,370	10,272,172
Thor Industries, Inc.	104,800	5,154,064
TripAdvisor, Inc.*	275,110	16,745,946
Under Armour, Inc. Cl. A*	240,170	14,340,551
ValueClick, Inc.*	41,450	1,022,986
Total Consumer Discretionary		427,866,563

CONSUMER STAPLES (4.8%)
Church & Dwight Co., Inc.	209,470	12,926,394
GNC Holdings, Inc. Cl. A	480,770	21,254,842
Pilgrim's Pride Corp.*	1,233,180	18,423,709
Safeway, Inc.	660,680	15,631,689
Susser Holdings Corp.*	341,220	16,337,613
The Hain Celestial Group, Inc.*	196,660	12,777,000
Total Consumer Staples		97,351,247

ENERGY (7.0%)
Carrizo Oil & Gas, Inc.*	1,017,620	28,829,175
Hornbeck Offshore Services, Inc.*	275,490	14,738,715
Oasis Petroleum, Inc.*	789,110	30,672,706
Oceaneering International, Inc.	185,090	13,363,498
PDC Energy, Inc.*	328,130	16,892,132
Rosetta Resources, Inc.*	587,160	24,966,043
SM Energy Co.	240,720	14,438,385
Total Energy		143,900,654

	Shares	Value
FINANCIAL SERVICES (22.3%)
Affiliated Managers Group, Inc.*	135,330	$22,186,000
Alliance Data Systems Corp.*	57,070	10,331,382
Brown & Brown, Inc.	498,900	16,084,536
Campus Crest Communities, Inc.	1,180,850	13,627,009
CBRE Group, Inc. Cl. A*	378,370	8,838,723
CIT Group, Inc.*	132,500	6,178,475
Columbia Banking Systems, Inc.	1,006,820	23,972,384
Euronet Worldwide, Inc.*	212,290	6,763,560
Evercore Partners, Inc. Cl. A	694,810	27,292,137
First Republic Bank	216,600	8,334,768
Glacier Bancorp, Inc.	493,820	10,957,866
Greenhill & Co., Inc.	220,730	10,096,190
Invesco Ltd.^	745,760	23,715,168
Jones Lang LaSalle, Inc.	403,110	36,739,445
LaSalle Hotel Properties	393,780	9,726,366
Mid-America Apartment Communities, Inc.	270,660	18,342,628
Ocwen Financial Corp.*	738,920	30,458,282
Omega Healthcare Investors, Inc.	406,520	12,610,251
Pinnacle Financial Partners, Inc.*	556,400	14,305,044
Piper Jaffray Cos.*	203,180	6,422,520
Potlatch Corp.	421,430	17,042,629
Raymond James Financial, Inc.	439,870	18,905,613
Ryman Hospitality Properties, Inc.	410,780	16,024,528
Sabra Health Care REIT, Inc.	230,660	6,022,533
Signature Bank*	65,520	5,439,470
Strategic Hotels & Resorts, Inc.*	1,623,270	14,382,172
Texas Capital Bancshares, Inc.*	215,860	9,575,550
Vantiv, Inc. Cl. A*	776,410	21,428,916
Wex, Inc.*	185,210	14,205,607
WisdomTree Investments, Inc.*	1,577,730	18,254,336
Total Financial Services		458,264,088

HEALTH CARE (12.7%)
Actavis, Inc.*	153,410	19,363,410
Aegerion Pharmaceuticals, Inc.*	95,670	6,059,738
ARIAD Pharmaceuticals, Inc.*	793,660	13,881,113
BioMarin Pharmaceutical, Inc.*	240,680	13,427,537
Bio-Reference Labs, Inc.*	312,300	8,978,625
Catamaran Corp.*^	413,390	20,140,361
DaVita HealthCare Partners, Inc.*	183,160	22,125,728
Illumina, Inc.*	328,920	24,616,373
Incyte Corp.*	483,650	10,640,300
Medivation, Inc.*	379,400	18,666,480
Onyx Pharmaceuticals, Inc.*	141,770	12,308,471
Perrigo Co.	266,800	32,282,800
Prestige Brands Holdings, Inc.*	351,120	10,231,637
Salix Pharmaceuticals Ltd.*	226,230	14,965,115
Seattle Genetics, Inc.*	332,320	10,454,787
Sirona Dental Systems, Inc.*	129,390	8,524,213
The Cooper Cos., Inc.	116,360	13,852,658
Total Health Care		260,519,346

MATERIALS AND PROCESSING (3.4%)
Eagle Materials, Inc.	253,690	16,812,036
International Flavors & Fragrances, Inc.	31,600	2,375,056
Martin Marietta Materials, Inc.	140,790	13,856,552
Packaging Corp. of America	255,310	12,499,978
Rock-Tenn Co. Cl. A	106,590	10,646,209
The Valspar Corp.	198,360	12,827,941
Total Materials and Processing		69,017,772

	Shares	Value
PRODUCER DURABLES (14.6%)
A.O. Smith Corp.	477,430	$17,321,160
Air Lease Corp.	715,080	19,729,057
Alaska Air Group, Inc.*	165,270	8,594,040
Angie's List, Inc.*	356,450	9,463,747
B/E Aerospace, Inc.*	524,320	33,074,106
Chicago Bridge & Iron Co. N.V.^	298,460	17,806,124
Genesee & Wyoming, Inc. Cl. A*	248,120	21,050,501
Healthcare Services Group, Inc.	818,280	20,064,225
Littelfuse, Inc.	57,660	4,302,013
MasTec, Inc.*	527,810	17,364,949
Quanta Services, Inc.*	974,780	25,792,679
Stericycle, Inc.*	87,760	9,691,337
Terex Corp.*	45,890	1,206,907
Towers Watson & Co. Cl. A	166,860	13,672,508
Trimble Navigation Ltd.*	673,480	17,517,215
Triumph Group, Inc.	125,270	9,915,120
United Rentals, Inc.*	726,160	36,242,646
Wabtec Corp.	314,790	16,819,230
Total Producer Durables		299,627,564

TECHNOLOGY (12.4%)
Autodesk, Inc.*	238,240	8,085,866
Avago Technologies Ltd.	365,420	13,659,400
Cadence Design System, Inc.*	1,737,780	25,163,054
Cavium, Inc.*	664,680	23,509,732
CommVault Systems, Inc.*	175,590	13,325,525
Concur Technologies, Inc.*	25,630	2,085,769
Equinix, Inc.*	122,620	22,650,366
Fortinet, Inc.*	920,890	16,115,575
Gartner, Inc.*	354,340	20,193,837
Guidewire Software, Inc.*	258,750	10,880,438
Ixia*	679,260	12,498,384
JDS Uniphase Corp.*	726,490	10,446,926
Maxim Integrated Products, Inc.	629,600	17,490,288
Microchip Technology, Inc.	282,540	10,524,615
NCR Corp.*	556,320	18,352,997
NXP Semiconductors N.V.*^	429,840	13,316,443
Red Hat, Inc.*	132,870	6,353,843
SBA Communications Corp. Cl. A*	138,050	10,232,266
Total Technology		254,885,324

UTILITIES (1.5%)
ALLETE, Inc.	375,940	18,740,609
Aqua America, Inc.	412,350	12,902,432
Total Utilities		31,643,041

TOTAL COMMON STOCKS
(Cost $1,833,130,876)		$2,043,075,599

SHORT-TERM INVESTMENT (0.6%)
MONEY MARKET MUTUAL FUND (0.6%)
First American Treasury Obligations Fund
0.000%**	13,109,273	13,109,273
TOTAL SHORT-TERM INVESTMENT
(Cost $13,109,273)		$13,109,273

TOTAL INVESTMENTS (100.1%)
(Cost $1,846,240,149)		$2,056,184,872

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.1%)		(2,831,575)
TOTAL NET ASSETS (100.0%)		$2,053,353,297

ADR - American Depository Receipt.
* Non-income producing security.
** Rate quoted is seven-day yield at period end.
^ U.S. Dollar denominated foreign security.

The Russell Global Sectors classification was developed by and/or is the exclusive property of the Russell Investment Group and has been licensed for use by Rainier Investment Management, Inc.

The cost basis of investment for federal income tax purposes at June 30, 2013, was as follows***:

Cost of investments	$1,846,240,149
Gross unrealized appreciation	252,534,273
Gross unrealized depreciation	(42,589,550)
Net unrealized appreciation	$209,944,723

*** Because tax adjustments are calculated annually, the above table does not reflects the tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual report or annual report.

Rainier Large Cap Equity Fund
Schedule of Investments
June 30, 2013 (Unaudited)

COMMON STOCKS (99.4%)	Shares	Value
CONSUMER DISCRETIONARY (18.3%)
Amazon.com, Inc.*	33,250	$9,233,193
Comcast Corp. Cl. A	194,026	8,125,809
Expedia, Inc.	153,110	9,209,566
Las Vegas Sands Corp.	136,030	7,200,068
Lennar Corp.	177,290	6,389,532
Liberty Global plc Cl. A*^	120,350	8,915,528
Michael Kors Holdings Ltd.*^	97,520	6,048,190
NIKE, Inc. Cl. B	137,850	8,778,288
priceline.com, Inc.*	10,370	8,577,338
Ralph Lauren Corp.	37,486	6,512,818
Sirius XM Radio, Inc.	2,226,420	7,458,507
The Home Depot, Inc.	142,735	11,057,680
The Walt Disney Co.	181,940	11,489,511
Total Consumer Discretionary		108,996,028

CONSUMER STAPLES (8.6%)
Anheuser-Busch InBev N.V. - ADR^	48,599	4,386,546
Church & Dwight Co., Inc.	122,698	7,571,694
Costco Wholesale Corp.	63,965	7,072,610
CVS Caremark Corp.	154,500	8,834,310
Diageo plc - ADR^	58,748	6,753,083
Kellogg Co.	72,850	4,679,155
Mondelez International, Inc. Cl. A	148,851	4,246,719
The Estee Lauder Companies, Inc. Cl. A	119,764	7,876,878
Total Consumer Staples		51,420,995

ENERGY (9.0%)
Anadarko Petroleum Corp.	117,645	10,109,235
Cameron International Corp.*	92,313	5,645,863
Continental Resources, Inc.*	99,390	8,553,503
Ensco plc Cl. A^	89,759	5,216,793
EOG Resources, Inc.	75,140	9,894,435
Noble Energy, Inc.	141,370	8,487,855
Schlumberger Ltd.	76,563	5,486,505
Total Energy		53,394,189

FINANCIALS (16.0%)
American Tower Corp.	41,776	3,056,750
BlackRock, Inc.	32,100	8,244,885
Citigroup, Inc.	369,619	17,730,623
Discover Financial Services	173,540	8,267,446
Hartford Financial Services Group, Inc.	283,260	8,758,399
IntercontinentalExchange, Inc.*	42,820	7,611,683
Invesco Ltd.^	247,052	7,856,254
JPMorgan Chase & Co.	285,843	15,089,652
The Allstate Corp.	172,290	8,290,595
The Goldman Sachs Group, Inc.	66,640	10,079,300
Total Financials		94,985,587

	Shares	Value
HEALTH CARE (11.6%)
Actavis, Inc.*	33,903	$4,279,237
Allergan, Inc.	115,838	9,758,193
Celgene Corp.*	75,179	8,789,177
Express Scripts Holding Co.*	94,931	5,856,293
Gilead Sciences, Inc.*	227,336	11,641,877
Novo Nordisk A/S - ADR^	21,593	3,346,267
Pfizer, Inc.	442,838	12,403,892
Regeneron Pharmaceuticals, Inc.*	15,580	3,503,631
The Cooper Cos., Inc.	41,418	4,930,813
Zoetis, Inc.	139,574	4,311,431
Total Health Care		68,820,811

INDUSTRIALS (13.7%)
AMETEK, Inc.	108,882	4,605,709
B/E Aerospace, Inc.*	85,332	5,382,743
Cummins, Inc.	53,767	5,831,569
Eaton Corp. plc^	120,658	7,940,503
Fortune Brands Home & Security, Inc.	150,820	5,842,767
Hertz Global Holdings, Inc.*	238,010	5,902,648
Honeywell International, Inc.	110,548	8,770,878
Precision Castparts Corp.	54,646	12,350,542
The Boeing Co.	82,170	8,417,495
Union Pacific Corp.	77,359	11,934,946
Verisk Analytics, Inc. Cl. A*	79,472	4,744,478
Total Industrials		81,724,278

INFORMATION TECHNOLOGY (17.0%)
Accenture plc Cl. A^	109,709	7,894,660
Apple, Inc.	21,383	8,469,379
Citrix Systems, Inc.*	87,427	5,274,471
eBay, Inc.*	112,957	5,842,136
Google, Inc. Cl. A*	22,156	19,505,478
International Business Machines Corp.	68,340	13,060,457
MasterCard, Inc. Cl. A	16,935	9,729,157
Red Hat, Inc.*	53,309	2,549,236
Salesforce.com, Inc.*	122,520	4,677,814
SAP AG - ADR^	80,031	5,828,658
Teradata Corp.*	105,933	5,321,014
Visa, Inc. Cl. A	71,740	13,110,485
Total Information Technology		101,262,945

MATERIALS (4.0%)
Ecolab, Inc.	86,161	7,340,056
Monsanto Co.	86,868	8,582,558
The Sherwin-Williams Co.	44,420	7,844,572
Total Materials		23,767,186

TELECOMMUNICATIONS (1.2%)
Crown Castle International Corp.*	100,590	7,281,710
Total Telecommunications		7,281,710

TOTAL COMMON STOCKS
(Cost $483,697,644)		$591,653,729

	Shares	Value
SHORT-TERM INVESTMENT (0.3%)
MONEY MARKET MUTUAL FUND (0.3%)
First American Treasury Obligations Fund
0.000%**	1,923,296	$1,923,296
TOTAL SHORT-TERM INVESTMENT
(Cost $1,923,296)		$1,923,296

TOTAL INVESTMENTS (99.7%)
(Cost $485,620,940)		$593,577,025

OTHER ASSETS IN EXCESS OF LIABILITIES (0.3%)		2,007,565
TOTAL NET ASSETS (100.0%)		$595,584,590

ADR - American Depository Receipt
* Non-income producing security.
** Rate quoted is seven-day yield at period end.
^ U.S. Dollar denominated foreign security.

The Global Industry Classification Standard (GICS ®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by Rainier Investment Management, Inc.

The cost basis of investment for federal income tax purposes at June 30, 2013, was as follows***:

Cost of investments		$485,620,940
Gross unrealized appreciation		113,897,950
Gross unrealized depreciation		(5,941,865)
Net unrealized appreciation		$107,956,085

*** Because tax adjustments are calculated annually, the above table does not reflects the tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual report or annual report.

Rainier Balanced Fund
Schedule of Investments
June 30, 2013 (Unaudited)

COMMON STOCKS (60.3%)	Shares	Value
CONSUMER DISCRETIONARY (11.1%)
Amazon.com, Inc.*	960	$266,582
Comcast Corp. Cl. A	5,590	234,109
Expedia, Inc.	4,490	270,074
Las Vegas Sands Corp.	3,960	209,603
Lennar Corp.	5,250	189,210
Liberty Global plc*^	3,460	256,317
Michael Kors Holdings Ltd.*^	2,880	178,618
NIKE, Inc. Cl. B	4,050	257,904
priceline.com, Inc.*	290	239,868
Ralph Lauren Corp.	1,070	185,902
Sirius XM Radio, Inc.	65,930	220,865
The Home Depot, Inc.	4,200	325,374
The Walt Disney Co.	5,350	337,852
Total Consumer Discretionary		3,172,278

CONSUMER STAPLES (5.3%)
Anheuser-Busch InBev N.V. - ADR^	1,400	126,364
Church & Dwight Co., Inc.	3,610	222,773
Costco Wholesale Corp.	1,880	207,872
CVS Caremark Corp.	4,540	259,597
Diageo plc - ADR^	1,740	200,013
Kellogg Co.	2,190	140,664
Mondelez International, Inc. Cl. A	4,470	127,529
The Estee Lauder Companies, Inc. Cl. A	3,530	232,168
Total Consumer Staples		1,516,980

ENERGY (5.4%)
Anadarko Petroleum Corp.	3,460	297,318
Cameron International Corp.*	2,670	163,297
Continental Resources, Inc.*	2,920	251,295
Ensco plc Cl. A^	2,630	152,856
EOG Resources, Inc.	2,210	291,013
Noble Energy, Inc.	4,150	249,166
Schlumberger Ltd.	2,210	158,368
Total Energy		1,563,313

FINANCIALS (9.7%)
American Tower Corp.	1,255	91,828
BlackRock, Inc.	940	241,439
Citigroup, Inc.	10,860	520,954
Discover Financial Services	5,120	243,917
Hartford Financial Services Group, Inc.	8,330	257,564
IntercontinentalExchange, Inc.*	1,260	223,978
Invesco Ltd.^	7,270	231,186
JPMorgan Chase & Co.	8,405	443,700
The Allstate Corp.	5,070	243,968
The Goldman Sachs Group, Inc.	1,960	296,450
Total Financials		2,794,984

	Shares	Value
HEALTH CARE (7.0%)
Actavis, Inc.*	970	$122,434
Allergan, Inc.	3,405	286,837
Celgene Corp.*	2,210	258,371
Express Scripts Holding Co.*	2,790	172,115
Gilead Sciences, Inc.*	6,690	342,595
Novo Nordisk A/S - ADR^	660	102,280
Pfizer, Inc.	12,507	350,321
Regeneron Pharmaceuticals, Inc.*	450	101,196
The Cooper Cos., Inc.	1,220	145,241
Zoetis, Inc.	3,942	121,780
Total Health Care		2,003,170

INDUSTRIALS (8.4%)
AMETEK, Inc.	3,285	138,956
B/E Aerospace, Inc.*	2,570	162,116
Cummins, Inc.	1,620	175,705
Eaton Corp. plc^	3,550	233,625
Fortune Brands Home & Security, Inc.	4,360	168,906
Hertz Global Holdings, Inc.*	7,060	175,088
Honeywell International, Inc.	3,250	257,855
Precision Castparts Corp.	1,605	362,746
The Boeing Co.	2,410	246,880
Union Pacific Corp.	2,270	350,216
Verisk Analytics, Inc. Cl. A*	2,390	142,683
Total Industrials		2,414,776

INFORMATION TECHNOLOGY (10.3%)
Accenture plc Cl. A^	3,160	227,394
Apple, Inc.	620	245,570
Citrix Systems, Inc.*	2,630	158,668
eBay, Inc.*	3,220	166,538
Google, Inc. Cl. A*	650	572,240
International Business Machines Corp.	2,000	382,220
MasterCard, Inc. Cl. A	500	287,250
Red Hat, Inc.*	1,720	82,250
Salesforce.com, Inc.*	3,620	138,212
SAP AG - ADR^	2,400	174,792
Teradata Corp.*	2,510	126,077
Visa, Inc. Cl. A	2,078	379,755
Total Information Technology		2,940,966

MATERIALS (2.4%)
Ecolab, Inc.	2,420	206,160
Monsanto Co.	2,600	256,880
The Sherwin-Williams Co.	1,270	224,282
Total Materials		687,322

TELECOMMUNICATIONS (0.7%)
Crown Castle International Corp.*	2,940	212,826
Total Telecommunications		212,826

TOTAL COMMON STOCKS
(Cost $13,836,647)		$17,306,615

	Principal Amount	Value
DEBT SECURITIES (38.1%)
CORPORATE BONDS (28.2%)
Capital Markets (4.5%)
BlackRock, Inc.
5.000%, 12/10/2019	$125,000	$141,976
Morgan Stanley
4.750%, 04/01/2014	410,000	418,986
State Street Corp.
2.875%, 03/07/2016	295,000	308,225
The Goldman Sachs Group, Inc.
5.950%, 01/18/2018	360,000	403,187
Total Capital Markets		1,272,374

Commercial Banks (4.7%)
Comerica, Inc.
3.000%, 09/16/2015	150,000	156,796
Royal Bank of Canada^
2.875%, 04/19/2016	300,000	314,279
Wachovia Corp.:
5.250%, 08/01/2014	65,000	67,912
5.625%, 10/15/2016	385,000	433,056
Westpac Banking Corp.^
2.000%, 08/14/2017	375,000	376,657
Total Commercial Banks		1,348,700

Communications Equipment (0.8%)
Cisco Systems, Inc.
4.450%, 01/15/2020	205,000	227,219
Total Communications Equipment		227,219

Computers & Peripherals (0.9%)
Hewlett-Packard Co.
3.000%, 09/15/2016	245,000	251,791
Total Computers & Peripherals		251,791

Consumer Finance (4.2%)
American Express Co.:
6.150%, 08/28/2017	210,000	243,578
7.000%, 03/19/2018	190,000	228,820
Caterpillar Financial Services Corp.
6.125%, 02/17/2014	265,000	274,419
Toyota Motor Credit Corp.
3.300%, 01/12/2022	465,000	462,492
Total Consumer Finance		1,209,309

Diversified Financial Services (6.1%)
Bank of America Corp.
5.650%, 05/01/2018	230,000	255,798
Citigroup, Inc.
5.000%, 09/15/2014	460,000	478,184
General Electric Capital Corp.
5.625%, 09/15/2017	415,000	470,503
ORIX Corp.^
4.710%, 04/27/2015	65,000	68,368
The Bear Stearns & Cos., Inc.
5.550%, 01/22/2017	440,000	482,396
Total Diversified Financial Services		1,755,249

	Principal Amount	Value
Food Products (0.7%)
Archer-Daniels-Midland Co.
4.479%, 03/01/2021	$75,000	$80,241
Ingredion, Inc.
3.200%, 11/01/2015	120,000	125,472
Total Food Products		205,713

Health Care Providers & Services (0.2%)
Baxter International, Inc.
3.200%, 06/15/2023	35,000	34,403
Medtronic, Inc.
2.750%, 04/01/2023	35,000	32,783
Total Health Care Providers & Services		67,186

Information Technology (0.2%)
Apple, Inc.
2.400%, 05/03/2023	70,000	65,063
Total Information Technology		65,063

Insurance (3.0%)
ACE INA Holdings, Inc.:
5.600%, 05/15/2015	290,000	314,622
2.600%, 11/23/2015	85,000	88,269
MetLife, Inc.
6.750%, 06/01/2016	200,000	229,060
The Travelers Cos., Inc.
5.900%, 06/02/2019	200,000	238,525
Total Insurance		870,476

Oil, Gas & Consumable Fuels (1.4%)
Petrobras International Finance Co.^
5.375%, 01/27/2021	145,000	146,406
Shell International Financial BV^
4.375%, 03/25/2020	125,000	139,154
Total Capital SA^
4.450%, 06/24/2020	95,000	103,725
Total Oil, Gas & Consumable Fuels		389,285

Pharmaceuticals (0.8%)
AstraZeneca plc^
1.950%, 09/18/2019	40,000	39,336
GlaxoSmithKline Capital, Inc.
2.800%, 03/18/2023	70,000	66,755
Sanofi SA^:
2.625%, 03/29/2016	75,000	78,140
1.250%, 04/10/2018	55,000	53,334
Total Pharmaceuticals		237,565

Real Estate (0.7%)
Simon Property Group LP
5.875%, 03/01/2017	165,000	186,345
Total Real Estate		186,345

TOTAL CORPORATE BONDS
(Cost $7,694,734)		$8,086,275

	Principal Amount	Value
MORTGAGE PASS-THROUGH SECURITIES (0.9%)
Federal National Mortgage Association
Pool# 725690, 6.000%, 08/01/2034	$226,764	$253,444
TOTAL MORTGAGE PASS-THROUGH SECURITIES
(Cost $226,812)		$253,444

U.S. GOVERNMENT AGENCY (5.0%)
Federal Home Loan Bank
5.625%, 06/13/2016	825,000	937,116
Federal National Mortgage Association
5.240%, 08/07/2018	500,000	502,459
TOTAL U.S. GOVERNMENT AGENCY
(Cost $1,328,194)		$1,439,575

U.S. TREASURY NOTES (4.0%)
0.250%, 05/31/2015	250,000	249,575
1.000%, 05/31/2018	220,000	216,236
1.375%, 05/31/2020	425,000	410,208
1.750%, 05/15/2023	290,000	271,626
TOTAL U.S. TREASURY NOTES
(Cost $1,164,298)		$1,147,645

TOTAL DEBT SECURITIES
(Cost $10,414,038)		$10,926,939

	Shares
SHORT-TERM INVESTMENT (1.2%)
MONEY MARKET MUTUAL FUND (1.2%)
First American Treasury Obligations Fund
0.000%**	355,179	355,179
TOTAL SHORT-TERM INVESTMENT
(Cost $355,179)		$355,179

TOTAL INVESTMENTS (99.6%)
(Cost $24,605,864)		$28,588,733

OTHER ASSETS IN EXCESS OF LIABILITIES (0.4%)		106,004
TOTAL NET ASSETS (100.0%)		$28,694,737

ADR - American Depository Receipt.
* Non-income producing security.
** Rate quoted is seven-day yield at period end.
^ U.S. Dollar denominated foreign security.

The Global Industry Classification Standard (GICS ®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by Rainier Investment Management, Inc.

The cost basis of investment for federal income tax purposes at June 30, 2013, was as follows***:

Cost of investments		$24,605,864
Gross unrealized appreciation		4,187,353
Gross unrealized depreciation		(204,484)
Net unrealized appreciation		$3,982,869

*** Because tax adjustments are calculated annually, the above table does not reflects the tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual report or annual report.

Rainier Intermediate Fixed Income Fund
Schedule of Investments
June 30, 2013 (Unaudited)
	Principal Amount	Value
DEBT SECURITIES (98.8%)
CORPORATE BONDS (71.9%)
AEROSPACE & DEFENSE (0.0%)
United Technologies Corp.
1.800%, 06/01/2017	$5,000	$5,023
Total Aerospace & Defense		5,023

BEVERAGES (0.6%)
PepsiCo, Inc.
3.750%, 03/01/2014	635,000	648,314
Total Beverages		648,314

CAPITAL MARKETS (7.8%)
BlackRock, Inc.:
1.375%, 06/01/2015	35,000	35,483
5.000%, 12/10/2019	490,000	556,548
Morgan Stanley
4.750%, 04/01/2014	2,865,000	2,927,795
State Street Corp.
2.875%, 03/07/2016	2,080,000	2,173,244
The Goldman Sachs Group, Inc.:
5.150%, 01/15/2014	65,000	66,381
5.950%, 01/18/2018	1,995,000	2,234,328
Total Capital Markets		7,993,779

COMMERCIAL BANKS (11.7%)
Comerica, Inc.
3.000%, 09/16/2015	945,000	987,817
Royal Bank of Canada^
2.875%, 04/19/2016	3,280,000	3,436,115
Wachovia Corp.:
5.250%, 08/01/2014	625,000	653,004
5.625%, 10/15/2016	3,800,000	4,274,316
Westpac Banking Corp.^
2.000%, 08/14/2017	2,740,000	2,752,108
Total Commercial Banks		12,103,360

COMMUNICATIONS EQUIPMENT (1.1%)
Cisco Systems, Inc.
4.450%, 01/15/2020	1,045,000	1,158,262
Total Communications Equipment		1,158,262

COMPUTERS & PERIPHERALS (2.3%)
Hewlett-Packard Co.
3.000%, 09/15/2016	2,296,000	2,359,638
Total Computers & Peripherals		2,359,638

	Principal Amount	Value
CONSUMER FINANCE (11.4%)
American Express Co.:
6.150%, 08/28/2017	$2,775,000	$3,218,706
7.000%, 03/19/2018	1,225,000	1,475,288
American Express Credit Corp.
7.300%, 08/20/2013	15,000	15,137
Caterpillar Financial Services Corp.:
6.125%, 02/17/2014	2,140,000	2,216,058
1.650%, 04/01/2014	20,000	20,192
Toyota Motor Credit Corp.:
2.800%, 01/11/2016	2,175,000	2,268,425
2.050%, 01/12/2017	65,000	65,803
3.300%, 01/12/2022	2,480,000	2,466,625
Total Consumer Finance		11,746,234

CONTAINERS & PACKAGING (0.6%)
Bemis Co., Inc.
6.800%, 08/01/2019	550,000	653,288
Total Containers & Packaging		653,288

DIVERSIFIED FINANCIAL SERVICES (15.5%)
Bank of America Corp.:
4.500%, 04/01/2015	55,000	57,715
5.650%, 05/01/2018	1,485,000	1,651,565
Citigroup, Inc.:
5.000%, 09/15/2014	2,430,000	2,526,060
4.750%, 05/19/2015	1,415,000	1,497,182
General Electric Capital Corp.:
2.900%, 01/09/2017	90,000	93,117
5.625%, 09/15/2017	4,095,000	4,642,673
JPMorgan Chase & Co.:
5.250%, 05/01/2015	25,000	26,690
5.150%, 10/01/2015	60,000	64,860
ORIX Corp.^
4.710%, 04/27/2015	725,000	762,562
The Bear Stearns & Co., Inc.
5.550%, 01/22/2017	4,285,000	4,697,881
Total Diversified Financial Services		16,020,305

FOOD PRODUCTS (1.3%)
Archer-Daniels-Midland Co.
4.479%, 03/01/2021	685,000	732,869
Ingredion, Inc.
3.200%, 11/01/2015	545,000	569,851
Total Food Products		1,302,720

HEALTH CARE PROVIDERS & SERVICES (1.4%)
Baxter International, Inc.
3.200%, 06/15/2023	340,000	334,203
Medtronic, Inc.
2.750%, 04/01/2023	395,000	369,980
UnitedHealth Group, Inc.:
6.000%, 06/15/2017	15,000	17,306
6.000%, 02/15/2018	650,000	764,171
Total Health Care Providers & Services		1,485,660

	Principal Amount	Value
INFORMATION TECHNOLOGY (0.6%)
Apple, Inc.
2.400%, 05/03/2023	$665,000	$618,096
Total Information Technology		618,096

INSURANCE (5.6%)
ACE INA Holdings, Inc.:
5.600%, 05/15/2015	1,985,000	2,153,531
2.600%, 11/23/2015	445,000	462,116
MetLife, Inc.
6.750%, 06/01/2016	1,330,000	1,523,250
The Travelers Cos., Inc.
5.900%, 06/02/2019	1,390,000	1,657,747
Total Insurance		5,796,644

MEDIA (0.7%)
Thomson Reuters Corp.^
6.500%, 07/15/2018	635,000	751,531
Total Media		751,531

OIL, GAS & CONSUMABLE FUELS (4.6%)
Petrobras International Finance Co.^
5.375%, 01/27/2021	785,000	792,610
Shell International Financial BV^
4.375%, 03/25/2020	835,000	929,552
Statoil ASA^
3.125%, 08/17/2017	1,985,000	2,096,506
Total Capital SA:^
3.000%, 06/24/2015	5,000	5,227
4.450%, 06/24/2020	835,000	911,690
Total Oil, Gas & Consumable Fuels		4,735,585

PHARMACEUTICALS (3.3%)
AstraZeneca plc^
1.950%, 09/18/2019	290,000	285,186
GlaxoSmithKline Capital, Inc.
2.800%, 03/18/2023	690,000	658,019
Novartis Capital Corp.
4.125%, 02/10/2014	1,290,000	1,318,429
Sanofi SA:^
2.625%, 03/29/2016	630,000	656,379
1.250%, 04/10/2018	540,000	523,639
Total Pharmaceuticals		3,441,652

REAL ESTATE (1.6%)
Simon Property Group LP:
5.750%, 12/01/2015	25,000	27,560
5.875%, 03/01/2017	1,400,000	1,581,107
Total Real Estate		1,608,667

SPECIALTY RETAIL (1.0%)
The Home Depot, Inc.
5.250%, 12/16/2013	1,045,000	1,067,673
Total Specialty Retail		1,067,673

TRANSPORTATION (0.8%)
Burlington Northern Santa Fe LLC
4.100%, 06/01/2021	800,000	845,181
Total Transportation		845,181

TOTAL CORPORATE BONDS
(Cost $71,020,520)		$74,341,612

	Principal Amount	Value
MORTGAGE PASS-THROUGH SECURITIES (0.9%)
Federal Home Loan Mortgage Corp.
Pool# G0-2267, 6.500%, 08/01/2036	$62,000	$69,682

Federal National Mortgage Association
Pool# 725690, 6.000%, 08/01/2034	236,095	263,874
Pool# 255813, 5.000%, 08/01/2035	168,214	181,140
Pool# 735897, 5.500%, 10/01/2035	146,582	159,889
Pool# 256022, 5.500%, 12/01/2035	212,841	232,163
TOTAL MORTGAGE PASS-THROUGH SECURITIES
(Cost $821,208)		$906,748

U.S. GOVERNMENT AGENCY (5.5%)
Federal Home Loan Bank
5.625%, 06/13/2016	1,550,000	1,760,642

Federal Home Loan Mortgage Corp.
5.250%, 04/18/2016	1,100,000	1,239,065
3.000%, 07/31/2019	450,000	450,853

Federal National Mortgage Association
4.375%, 10/15/2015	810,000	880,525
2.250%, 03/15/2016	550,000	573,274
5.240%, 08/07/2018	805,000	808,958
TOTAL U.S. GOVERNMENT AGENCY
(Cost $5,349,969)		$5,713,317

	Principal Amount	Value
U.S. TREASURY NOTES (20.5%)
0.250%, 05/31/2015	$8,265,000	$8,250,958
0.250%, 05/15/2016	980,000	969,664
1.000%, 05/31/2018	2,585,000	2,540,773
1.375%, 05/31/2020	6,415,000	6,191,726
1.750%, 05/15/2023	3,410,000	3,193,946
TOTAL U.S. TREASURY NOTES
(Cost $21,393,411)		$21,147,067

TOTAL DEBT SECURITIES
(Cost $98,585,108)		$102,108,744

SHORT-TERM INVESTMENT (0.3%)	Shares
MONEY MARKET MUTUAL FUND (0.3%)
First American Treasury Obligations Fund	352,313	352,313
0.000%*
TOTAL SHORT-TERM INVESTMENT
(Cost $352,313)		$352,313

TOTAL INVESTMENTS (99.1%)
(Cost $98,937,421)		$102,461,057

OTHER ASSETS IN EXCESS OF LIABILITIES (0.9%)		880,782
TOTAL NET ASSETS (100.0%)		$103,341,839

* Rate quoted is seven-day yield at period end.
^ U.S. Dollar denominated foreign security.

The Global Industry Classification Standard (GICS ®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by Rainier Investment Management, Inc.

The cost basis of investment for federal income tax purposes at June 30, 2013, was as follows**:

Cost of investments		$98,937,421
Gross unrealized appreciation		3,933,318
Gross unrealized depreciation		(409,682)
Net unrealized appreciation		$3,523,636

** Because tax adjustments are calculated annually, the above table does not reflects the tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual report or annual report.

Rainier Mid Cap Equity Fund
Schedule of Investments
June 30, 2013 (Unaudited)

COMMON STOCKS (99.4%)	Shares	Value
CONSUMER DISCRETIONARY (21.6%)
AMC Networks, Inc. Cl. A*	184,180	$12,047,214
Brinker International, Inc.	89,830	3,541,997
Coty, Inc. Cl. A*	226,400	3,889,552
Dillard's, Inc. Cl. A	81,980	6,719,901
Discovery Communications, Inc. Cl. A*	139,040	10,735,278
Dunkin' Brands Group, Inc.	258,080	11,050,986
Expedia, Inc.	157,840	9,494,076
Fortune Brands Home & Security, Inc.	393,800	15,255,812
Hertz Global Holdings, Inc.*	564,560	14,001,088
Lions Gate Entertainment Corp.*^	341,730	9,387,323
Macy's, Inc.	111,070	5,331,360
Michael Kors Holdings Ltd.*^	123,010	7,629,080
Mohawk Industries, Inc.*	117,930	13,265,946
Norwegian Cruise Line Holdings Ltd.*^	211,100	6,398,441
PetSmart, Inc.	116,970	7,835,820
Pool Corp.	125,880	6,597,371
PulteGroup, Inc.*	535,830	10,164,695
Sotheby's	93,450	3,542,689
The Madison Square Garden Co. Cl. A*	75,190	4,455,008
Tractor Supply Co.	66,610	7,834,002
TripAdvisor, Inc.*	86,550	5,268,298
Ulta Salon, Cosmetics & Fragrance, Inc.*	60,880	6,097,741
Under Armour, Inc. Cl. A*	101,130	6,038,472
Urban Outfitters, Inc.*	156,280	6,285,582
Consumer Discretionary		192,867,732

CONSUMER STAPLES (4.8%)
Church & Dwight Co., Inc.	123,970	7,650,189
ConAgra Foods, Inc.	127,100	4,439,603
GNC Holdings, Inc. Cl. A	209,930	9,281,005
Lancaster Colony Corp.	56,530	4,408,774
Pilgrim's Pride Corp.*	279,020	4,168,559
Safeway, Inc.	324,830	7,685,478
The Hain Celestial Group, Inc.*	83,790	5,443,836
Consumer Staples		43,077,444

ENERGY (7.0%)
Cameron International Corp.*	113,520	6,942,883
Continental Resources, Inc.*	225,430	19,400,506
FMC Technologies, Inc.*	78,340	4,361,971
Noble Energy, Inc.	77,130	4,630,885
Oasis Petroleum, Inc.*	162,450	6,314,432
Oceaneering International, Inc.	86,350	6,234,470
Rosetta Resources, Inc.*	227,100	9,656,292
SM Energy Co.	88,690	5,319,626
Total Energy		62,861,065

FINANCIAL SERVICES (19.2%)
Affiliated Managers Group, Inc.*	53,410	$8,756,035
Alliance Data Systems Corp.*	31,900	5,774,857
Brown & Brown, Inc.	234,850	7,571,564
CBRE Group, Inc. Cl. A*	199,000	4,648,640
CIT Group, Inc.*	96,150	4,483,475
Discover Financial Services	200,150	9,535,146
First Republic Bank	143,160	5,508,797
Hartford Financial Services Group, Inc.	306,240	9,468,941
IntercontinentalExchange, Inc.*	38,150	6,781,544
Invesco Ltd.^	385,160	12,248,088
Jones Lang LaSalle, Inc.	166,350	15,161,139
LaSalle Hotel Properties	138,140	3,412,058
Mid-America Apartment Communities, Inc.	170,760	11,572,405
Ocwen Financial Corp.*	307,760	12,685,867
Omega Healthcare Investors, Inc.	307,610	9,542,062
Raymond James Financial, Inc.	194,810	8,372,934
Signature Bank*	90,570	7,519,121
Vantiv, Inc. Cl. A*	372,760	10,288,176
Wex, Inc.*	64,310	4,932,577
Weyerhaeuser Co.	324,180	9,235,889
Zions Bancorp.	154,950	4,474,956
Total Financial Services		171,974,271

HEALTH CARE (12.6%)
Actavis, Inc.*	66,150	8,349,453
ARIAD Pharmaceuticals, Inc.*	347,510	6,077,950
BioMarin Pharmaceutical, Inc.*	103,940	5,798,813
Catamaran Corp.*^	179,340	8,737,445
DaVita HealthCare Partners, Inc.*	79,880	9,649,504
Illumina, Inc.*	167,610	12,543,932
Medivation, Inc.*	165,310	8,133,252
Onyx Pharmaceuticals, Inc.*	73,260	6,360,433
Perrigo Co.	116,470	14,092,870
Salix Pharmaceuticals Ltd.*	98,500	6,515,775
Shire plc - ADR^	52,450	4,988,520
Sirona Dental Systems, Inc.*	26,830	1,767,560
The Cooper Cos., Inc.	50,400	6,000,120
Zoetis, Inc.	444,600	13,733,694
Total Health Care		112,749,321

MATERIALS AND PROCESSING (4.8%)
Eagle Materials, Inc.	63,990	4,240,617
Ecolab, Inc.	89,310	7,608,319
Martin Marietta Materials, Inc.	70,360	6,924,831
Packaging Corp. of America	118,690	5,811,063
Precision Castparts Corp.	42,935	9,703,739
Rock-Tenn Co. Cl. A	51,050	5,098,874
The Valspar Corp.	51,430	3,325,978
Total Materials and Processing		42,713,421

PRODUCER DURABLES (14.8%)
A.O. Smith Corp.	84,870	$3,079,084
Air Lease Corp.	265,300	7,319,627
Alaska Air Group, Inc.*	85,410	4,441,320
AMETEK, Inc.	108,875	4,605,413
B/E Aerospace, Inc.*	246,140	15,526,511
Chicago Bridge & Iron Co. N.V.^	164,650	9,823,019
Delta Air Lines, Inc.	295,150	5,522,256
Genesee & Wyoming, Inc. Cl. A*	101,230	8,588,353
Kansas City Southern	48,770	5,167,669
Quanta Services, Inc.*	499,930	13,228,148
Stericycle, Inc.*	52,870	5,838,434
Terex Corp.*	19,960	524,948
Towers Watson & Co. Cl. A	72,090	5,907,055
Trimble Navigation Ltd.*	294,330	7,655,523
Triumph Group, Inc.	57,370	4,540,835
United Rentals, Inc.*	296,020	14,774,358
Verisk Analytics, Inc. Cl. A*	69,780	4,165,866
Wabtec Corp.	126,530	6,760,498
W.W. Grainger, Inc.	20,600	5,194,908
Total Producer Durables		132,663,825

TECHNOLOGY (13.5%)
Amphenol Corp. Cl. A	81,970	6,388,742
Autodesk, Inc.*	103,360	3,508,039
Avago Technologies Ltd.	135,740	5,073,961
Cadence Design System, Inc.*	752,460	10,895,621
Citrix Systems, Inc.*	158,540	9,564,718
CommVault Systems, Inc.*	78,160	5,931,562
Concur Technologies, Inc.*	11,140	906,573
Equinix, Inc.*	54,650	10,094,948
Fortinet, Inc.*	400,660	7,011,550
Gartner, Inc.*	81,270	4,631,577
JDS Uniphase Corp.*	315,190	4,532,432
LinkedIn Corp. Cl. A*	57,230	10,204,109
Maxim Integrated Products, Inc.	269,860	7,496,711
Microchip Technology, Inc.	121,550	4,527,738
NCR Corp.*	241,500	7,967,085
NXP Semiconductors N.V.*^	204,390	6,332,002
Red Hat, Inc.*	58,030	2,774,995
SBA Communications Corp. Cl. A*	36,780	2,726,134
SolarWinds, Inc.*	117,330	4,553,577
Teradata Corp.*	115,640	5,808,597
Total Technology		120,930,671

UTILITIES (1.1%)
Aqua America, Inc.	308,230	9,644,517
Total Utilities		9,644,517

TOTAL COMMON STOCKS
(Cost $795,183,265)		$889,482,267

	Shares	Value
SHORT-TERM INVESTMENT (0.3%)
MONEY MARKET MUTUAL FUND (0.3%)
First American Treasury Obligations Fund
0.000% **	2,619,533	$2,619,533
TOTAL SHORT-TERM INVESTMENT
(Cost $2,619,533)		$2,619,533

TOTAL INVESTMENTS (99.7%)
(Cost $797,802,798)		$892,101,800

OTHER ASSETS IN EXCESS OF LIABILITIES (0.3%)		2,527,322
TOTAL NET ASSETS (100.0%)		$894,629,122

ADR - American Depository Receipt
* Non-income producing security.
** Rate quoted is seven-day yield at period end.
^ U.S. Dollar denominated foreign security.

The Russell Global Sectors classification was developed by and/or is the exclusive property of the
Russell Investment Group and has been licensed for use by Rainier Investment Mangement, Inc.

The cost basis of investment for federal income tax purposes at June 30, 2013, was as follows***:

Cost of investments		$797,802,798
Gross unrealized appreciation		110,808,718
Gross unrealized depreciation		(16,509,716)
Net unrealized appreciation		$94,299,002

*** Because tax adjustments are calculated annually, the above table does not reflects the tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual report or annual report.

Rainier High Yield Fund
Schedule of Investments
June 30, 2013 (Unaudited)

	Principal Amount	Value
DEBT SECURITIES (95.5%)
ASSET-BACKED SECURITIES (1.2%)
SERVICES (1.2%)
US Airways 2013-1 Class B Pass Through Trust
Series 2013-1, 5.375%, 05/15/2023	$500,000	$495,000
Total Services		495,000

TOTAL ASSET-BACKED SECURITIES		$495,000

CORPORATE BONDS (94.3%)
AUTOMOTIVE (4.6%)
Delphi Corp.
6.125%, 05/15/2021	250,000	273,750
Ford Motor Credit Co., LLC
6.625%, 08/15/2017	300,000	339,847
General Motors Financial Co, Inc.
3.250%, 05/15/2018*
(Acquired 05/07/2013, Cost $100,000)	100,000	97,500
Lear Corp.
8.125%, 03/15/2020	400,000	440,000
Tenneco, Inc.
6.875%, 12/15/2020	240,000	258,000
The Goodyear Tire & Rubber Co.
7.000%, 05/15/2022	500,000	515,000
Total Automotive		1,924,097

BASIC INDUSTRY (11.7%)
Air Lease Corp.
6.125%, 04/01/2017	500,000	520,000
Cascades, Inc.:^
7.750%, 12/15/2017	200,000	209,000
7.875%, 01/15/2020	250,000	262,500
Domtar Corp.
10.750%, 06/01/2017	300,000	377,865
Griffon Corp.
7.125%, 04/01/2018	700,000	736,750
Hexion U.S. Finance Corp.
6.625%, 04/15/2020*
(Acquired 01/16/2013, Cost $1,007,275)	1,000,000	1,002,500
Magnetation LLC / Mag Finance Corp.
11.000%, 05/15/2018*
(Acquired 05/15/2013, Cost $768,405)	750,000	738,750
Masco Corp.
5.850%, 03/15/2017	285,000	302,100
PetroLogistics LP / PetroLogistics Finance Corp.
6.250%, 04/01/2020*
(Acquired 03/22/2013 and 04/18/2013, Cost $758,845)	750,000	738,750
Total Basic Industry		4,888,215

CAPITAL GOODS (7.5%)
B/E Aerospace, Inc.
5.250%, 04/01/2022	500,000	500,000
Crown Americas LLC / Crown Americas Capital Corp. III
6.250%, 02/01/2021	250,000	266,250
General Cable Corp.
5.750%, 10/01/2022*
(Acquired 09/20/2012, Cost $500,000)	500,000	497,500
Graphic Packaging International, Inc.
7.875%, 10/01/2018	100,000	108,500
Greif, Inc.
7.750%, 08/01/2019	300,000	345,000
Milacron LLC / Milacron Finance Sub LLC
8.375%, 05/15/2019*
(Acquired 04/20/2012, Cost $505,679)	500,000	512,500

	Principal Amount	Value
CAPITAL GOODS (7.5%) (Continued)
Spirit Aerosystems, Inc.
6.750%, 12/15/2020	$600,000	$627,000
SPX Corp.
6.875%, 09/01/2017	250,000	271,250
Total Capital Goods		3,128,000

CONSUMER CYCLICAL (3.1%)
Claire's Stores, Inc.:
6.125%, 03/15/2020*
(Acquired 03/07/2013, Cost $100,000)	100,000	98,750
7.750%, 06/01/2020*
(Acquired 05/09/2013, Cost $100,000)	100,000	97,250
Levi Strauss & Co.
7.625%, 05/15/2020	600,000	651,000
Serta Simmons Holdings LLC
8.125%, 10/01/2020*
(Acquired 09/19/2012, Cost $250,000)	250,000	255,625
Wolverine World Wide, Inc.
6.125%, 10/15/2020*
(Acquired 09/27/2012 and 02/20/2013, Cost $204,887)	200,000	207,500
Total Consumer Cyclical		1,310,125

CONSUMER NON-CYCLICAL (1.6%)
Constellation Brands, Inc.
7.250%, 05/15/2017	300,000	342,750
Jarden Corp.
7.500%, 01/15/2020	100,000	107,500
Spectrum Brands, Inc.
9.500%, 06/15/2018	122,000	134,200
The Scotts Miracle-Gro Co.
6.625%, 12/15/2020	100,000	106,500
Total Consumer Non-Cyclical		690,950

ENERGY (20.6%)
Access Midstream Partners LP / ACMP Finance Corp.
4.875%, 05/15/2023	250,000	233,125
AmeriGas Finance LLC / AmeriGas Finance Corp.
7.000%, 05/20/2022	1,000,000	1,027,500
Atlas Pipeline Partners LP
6.625%, 10/01/2020*
(Acquired 09/25/2012, Cost $100,000)	100,000	100,750
Bill Barrett Corp.
7.625%, 10/01/2019	600,000	624,000
Calumet Specialty Products Partners LP
9.375%, 05/01/2019	900,000	967,500
Chesapeake Energy Corp.
6.625%, 08/15/2020	500,000	540,000
Concho Resources, Inc.
5.500%, 10/01/2022	500,000	497,500
El Paso Corp.
7.000%, 06/15/2017	300,000	327,648
Hornbeck Offshore Services, Inc.
5.875%, 04/01/2020	500,000	505,000
NRG Energy, Inc.
6.625%, 03/15/2023*
(Acquired 09/10/2012, Cost $250,000)	250,000	251,250
Regency Energy Partners LP
5.500%, 04/15/2023	500,000	495,000
Shelf Drilling Holdings Ltd.^
8.625%, 11/01/2018*
(Acquired 10/10/2012, Cost $1,000,000)	1,000,000	1,045,000
SM Energy Co.
6.500%, 11/15/2021	300,000	316,500

	Principal Amount	Value
ENERGY (20.6%) (Continued)
Stone Energy Corp.
8.625%, 02/01/2017	$650,000	$680,875
Tesoro Corp.
5.375%, 10/01/2022	1,000,000	1,017,500
Total Energy		8,629,148

FINANCIALS (9.2%)
Aircastle Ltd.^
9.750%, 08/01/2018	1,050,000	1,155,000
International Lease Finance Corp.:
6.250%, 05/15/2019	750,000	774,375
8.250%, 12/15/2020	150,000	168,937
Jefferies Finance LLC / JFIN Co-Issuer Corp.
7.375%, 04/01/2020*
(Acquired 03/19/2013, Cost $1,012,131)	1,000,000	975,000
SLM Corp.
5.500%, 01/25/2023	800,000	765,562
Total Financials		3,838,874

HEALTH CARE (4.1%)
HCA, Inc.:
8.500%, 04/15/2019	300,000	322,688
7.250%, 09/15/2020	300,000	322,875
HealthSouth Corp.
7.750%, 09/15/2022	449,000	480,430
Select Medical Corp.
6.375%, 06/01/2021*
(Acquired 05/13/2013, Cost $500,000)	500,000	477,500
Sky Growth Acquisition Corp.
7.375%, 10/15/2020*
(Acquired 09/18/2012, Cost $100,000)	100,000	103,000
Total Health Care		1,706,493

MEDIA (1.3%)
Cablevision Systems Corp.
8.625%, 09/15/2017	400,000	456,000
CCO Holdings LLC / CCO Holdings Capital Corp.
7.375%, 06/01/2020	100,000	109,250
Total Media		565,250

SERVICES (10.0%)
Cinemark USA, Inc.
4.875%, 06/01/2023*
(Acquired 05/21/2013, Cost $351,860)	350,000	336,875
Clean Harbors, Inc.:
5.250%, 08/01/2020	100,000	102,000
5.125%, 06/01/2021	100,000	101,250
DigitalGlobe Inc.
5.250%, 02/01/2021*
(Acquired 01/25/2013, Cost $500,000)	500,000	482,500
Iron Mountain, Inc.
7.750%, 10/01/2019	250,000	270,000
MGM Resorts International
7.750%, 03/15/2022	1,000,000	1,091,250
Scientific Games Corp.:
8.125%, 09/15/2018	100,000	107,500
9.250%, 06/15/2019	269,000	292,538
The Hertz Corp.
6.750%, 04/15/2019	200,000	212,500

	Principal Amount	Value
SERVICES (10.0%) (Continued)
United Rentals North America, Inc.:
9.250%, 12/15/2019	$200,000	$221,500
8.375%, 09/15/2020	600,000	652,500
West Corp.
8.625%, 10/01/2018	300,000	322,125
Total Services		4,192,538

TECHNOLOGY & ELECTRONICS (6.9%)
Advanced Micro Devices, Inc.
7.750%, 08/01/2020	900,000	879,750
Alliance Data Systems Corp.
6.375%, 04/01/2020*
(Acquired 03/22/2012 and 12/13/2012, Cost $256,707)	250,000	258,750
Amkor Technology, Inc.
6.625%, 06/01/2021	700,000	693,000
Flextronics International Ltd.^
4.625%, 02/15/2020*
(Acquired 02/12/2013, Cost $100,000)	100,000	97,500
Nokia Corp.^
5.375%, 05/15/2019	1,000,000	977,500
Total Technology & Electronics		2,906,500

TELECOMMUNICATION SERVICES (11.7%)
CenturyLink, Inc.
5.625%, 04/01/2020	100,000	101,500
Clearwire Communications LLC
12.000%, 12/01/2015*
(Acquired 11/19/2009 and 01/26/2012, Cost $491,949)	500,000	532,500
Frontier Communications Corp.:
8.250%, 05/01/2014	6,000	6,300
8.500%, 04/15/2020	500,000	553,750
9.250%, 07/01/2021	250,000	286,875
GCI, Inc.
8.625%, 11/15/2019	100,000	103,000
Intelsat Jackson Holdings SA^
7.250%, 10/15/2020	250,000	263,750
Level 3 Communications, Inc.
11.875%, 02/01/2019	350,000	398,125
MetroPCS Wireless, Inc.:
7.875%, 09/01/2018	250,000	267,500
6.250%, 04/01/2021*
(Acquired 03/08/2013, Cost $250,000)	250,000	255,312
Qwest Communications International, Inc.
7.125%, 04/01/2018	250,000	259,844
Sprint Capital Corp.
6.875%, 11/15/2028	500,000	482,500
Windstream Corp.:
7.875%, 11/01/2017	250,000	275,625
7.500%, 06/01/2022	250,000	256,250
Zayo Group LLC
10.125%, 07/01/2020	750,000	836,250
Total Telecommunication Services		4,879,081

UTILITIES (2.0%)
Plains Exploration & Production Co.
6.750%, 02/01/2022	250,000	265,296

	Principal Amount	Value
UTILITIES (2.0%) (Continued)
The AES Corp.:
9.750%, 04/15/2016	$300,000	$347,250
7.375%, 07/01/2021	200,000	220,500
Total Utilities		833,046

TOTAL CORPORATE BONDS
(Cost $38,420,048)		$39,492,317

TOTAL DEBT SECURITIES
(Cost $38,420,048)		$39,987,317

	Shares

COMMON STOCKS (0.7%)
Petrologistics LP	22,500	298,125

TOTAL COMMON STOCKS
(Cost $294,222)		$298,125

SHORT-TERM INVESTMENT (3.4%)
MONEY MARKET MUTUAL FUND (3.4%)
First American Treasury Obligations Fund
0.000%**	1,410,322	1,410,322
TOTAL SHORT-TERM INVESTMENT
(Cost $1,410,322)		$1,410,322

TOTAL INVESTMENTS (99.6%)		$41,695,764
(Cost $40,124,592)

OTHER ASSETS IN EXCESS OF LIABILITIES (0.4%)		178,546
TOTAL NET ASSETS (100.0%)		$41,874,310

* Security exempt from registration under Regulation D of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified buyers. At June 30, 2013, the value of these securities totaled $9,162,562 or 21.9% of the Fund's net assets.

** Rated quoted is seven-day yield period end.
^ U.S. Dollar denominated foreign security.

The cost basis of investment for federal income tax purposes at June 30, 2013, was as follows***:

Cost of investments		$40,124,592
Gross unrealized appreciation		1,806,915
Gross unrealized depreciation		(235,743)
Net unrealized appreciation		$1,571,172

*** Because tax adjustments are calculated annually, the above table does not reflects the tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual report or annual report.

Securities are classified based on the Bank of America Merrill Lynch U.S. High Yield Master II Index.

Rainier International Discovery Fund
Schedule of Investments
June 30, 2013 (Unaudited)

COMMON STOCKS (94.7%)	Shares	Value
AUSTRALIA (1.8%)
carsales.com Ltd.	25,110	$216,554
REA Group Ltd.	7,310	184,049
Total Australia		400,603

CAMBODIA (0.9%)
NagaCorp Ltd.	264,000	205,930
Total Cambodia		205,930

CANADA (1.0%)
Dollarama, Inc.	3,270	228,872
Total Canada		228,872

CHINA (2.2%)
Biostime International Holdings Ltd.	30,420	170,611
Prince Frog International Holdings Ltd.	445,140	307,624
Total China		478,235

DENMARK (5.2%)
Chr. Hansen Holdings A/S	9,472	324,324
Coloplast A/S Cl. B	5,405	303,071
Matas A/S	8,290	172,163
Topdanmark A/S*	14,270	363,592
Total Denmark		1,163,150

FRANCE (2.7%)
Eurofins Scientific SA	2,805	592,575
Total France		592,575

GERMANY (9.1%)
Duerr AG	5,860	353,579
Gerresheimer AG	2,920	169,135
Krones AG	3,770	268,374
KUKA AG	4,770	201,694
Sartorius AG	1,320	141,989
United Internet AG	10,060	283,955
Wirecard AG	22,203	604,307
Total Germany		2,023,033

HONG KONG (4.3%)
CIMC Enric Holdings Ltd.	184,000	286,104
Samsonite International SA	74,550	179,549
Techtronic Industries Co.	205,000	490,559
Total Hong Kong		956,212

INDONESIA (2.4%)
Bank Tabungan Pensiunan Nasional Tbk PT*	340,330	142,304
Kalbe Farma Tbk PT	1,626,000	235,914
Wismilak Inti Makmur Tbk PT	1,813,000	151,616
Total Indonesia		529,834

	Shares	Value
IRELAND (2.0%)
Paddy Power plc	2,568	$221,116
Smurfit Kappa Group plc	13,100	218,771
Total Ireland		439,887

ITALY (4.5%)
Banca Generali SpA	23,340	503,099
Prysmian SpA	11,611	216,877
Salvatore Ferragamo Italia SpA	9,090	283,138
Total Italy		1,003,114

JAPAN (18.2%)
AEON Financial Services Co. Ltd.	8,800	249,236
Anritsu Corp.	11,200	132,688
Fujitec Co. Ltd.	17,000	170,377
Hino Motors Ltd.	18,000	264,247
Kakaku.com, Inc.	13,300	405,651
Kanamoto Co. Ltd.	10,000	199,738
Kikkoman Corp.	9,000	149,728
M3, Inc.	90	202,178
MonotaRO Co. Ltd.	11,200	272,942
Park24 Co. Ltd.	17,800	322,869
Pigeon Corp.	5,300	422,162
Ship Healthcare Holdings, Inc.	6,300	231,851
Start Today Co. Ltd.	14,600	285,582
Tadano Ltd.	10,000	128,050
United Arrows Ltd.	8,800	367,776
Yaskawa Electric Corp.	19,600	238,528
Total Japan		4,043,603

MALAYSIA (1.8%)
Gamuda Bhd	136,300	204,483
UEM Sunrise Bhd	193,400	190,982
Total Malaysia		395,465

MEXICO (2.3%)
Alsea S.A.B De C.V.	60,780	144,100
Banregio Grupo Financiero, S.A.B De C.V.	34,620	182,886
Fibra Uno Administracion S.A. De C.V.	53,000	177,970
Total Mexico		504,956

NETHERLANDS (0.9%)
Gemalto NV	2,230	201,909
Total Netherlands		201,909

PHILIPPINES (3.4%)
Alliance Global Group, Inc.	345,200	186,983
Manila Water Co., Inc.	239,800	179,850
Security Bank Corp.	45,480	159,180
Universal Robina Corp.	79,530	230,122
Total Philippines		756,135

SINGAPORE (1.2%)
Ezion Holdings Ltd.	161,730	270,507
Total Singapore		270,507

	Shares	Value
SOUTH KOREA (1.3%)
Koh Young Technology, Inc.	5,440	$147,426
Kolao Holdings	5,510	142,086
Total South Korea		289,512

SWEDEN (2.4%)
Elekta AB Cl. B	11,280	171,569
Hexpol AB	5,358	349,152
Total Sweden		520,721

SWITZERLAND (0.9%)
Burckhardt Compression Holding AG	480	191,075
Total Switzerland		191,075

TAIWAN (1.5%)
Eclat Textile Co. Ltd.	44,000	325,181
Total Taiwan		325,181

THAILAND (2.4%)
Bangkok Dusit Medical Services PCL	68,620	348,465
Tisco Financial Group PCL	141,020	186,420
Total Thailand		534,885

TURKEY (0.6%)
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	87,320	123,145
Total Turkey		123,145

UNITED KINGDOM (21.7%)
Aberdeen Asset Management plc	64,353	374,678
Ashmore Group plc	21,560	112,706
Ashtead Group plc	55,286	542,786
Aveva Group plc	3,830	131,302
Babcock International Group plc	33,200	556,969
Blinkx plc*	135,390	224,970
Close Brothers Group plc	15,330	228,849
Croda International plc	5,964	224,689
Essentra plc	32,790	349,854
Hikma Pharmaceuticals plc	11,170	161,566
Jupiter Fund Management plc	37,310	164,396
Moneysupermarket.com Group plc	47,510	138,452
Oxford Instruments plc	7,110	130,741
Redrow plc*	77,380	256,568
Rightmove plc	9,100	288,441
Savills plc	33,970	295,018
St. James's Place plc	21,820	179,212
Ted Baker plc	5,910	152,811
Telecity Group plc	19,358	298,549
Total United Kingdom		4,812,557

TOTAL COMMON STOCKS
(Cost $17,346,958)		$20,991,096

PARTICIPATORY NOTES** (1.3%)
INDIA (0.7%)
Bajaj Finance Ltd.	6,545	152,239
Total India		152,239

	Shares	Value
SOUTH KOREA (0.6%)
Kolao Holdings	5,460	$140,655
Total South Korea		140,655

TOTAL PARTICIPATORY NOTES
(Cost $200,494)		$292,894

SHORT-TERM INVESTMENTS (5.2%)
MONEY MARKET MUTUAL FUNDS (5.2%)
First American Government Obligations Fund
0.000% ***	89,022	89,022
First American Treasury Obligations Fund
0.000% ***	1,066,972	1,066,971
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,155,993)		$1,155,993

TOTAL INVESTMENTS (101.2%)
(Cost $18,703,445)		$22,439,983

LIABILITIES IN EXCESS OF OTHER ASSETS (-1.2%)		(260,133)
TOTAL NET ASSETS (100.0%)		$22,179,850

Country Diversification	Percentage
United Kingdom	21.7%
Japan	18.2%
Germany	9.1%
Denmark	5.2%
Italy	4.5%
Hong Kong	4.3%
Philippines	3.4%
France	2.7%
Thailand	2.4%
Indonesia	2.4%
Sweden	2.4%
Mexico	2.3%
China	2.2%
Ireland	2.0%
South Korea	1.9%
Australia	1.8%
Malaysia	1.8%
Taiwan	1.5%
Singapore	1.2%
Canada	1.0%
Cambodia	0.9%
Netherlands	0.9%
Switzerland	0.9%
India	0.7%
Turkey	0.6%
Total Portfolio	96.0%

Short-Term Investment and Other Liabilities in Excess of Other Assets	4.0%
Total Net Assets	100.0%

* Non-income producing security.
** Participatory notes ("P-notes") allow an indirect investment in foreign securities without registration in those markets. In addition to normal risks associated with direct investments, P-notes are also subject to counterparty risk. The performance results of P-notes will not exactly replicate the performance of the underlying securities due to transaction costs and other expenses.

*** Rate quoted is seven-day yield at period end.

Securities are classified by country of major operations.

The Global Industry Classification Standard (GICS ®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by Rainier Investment Management, Inc.

The cost basis of investment for federal income tax purposes at June 30, 2013, was as follows****:

Cost of investments	$18,703,445
Gross unrealized appreciation	4,465,908
Gross unrealized depreciation	(729,370)
Net unrealized appreciation	$3,736,538

**** Because tax adjustments are calculated annually, the above table does not reflects the tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual report or annual report.

Fair Value of Financial Instruments at June 30, 2013

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund's investments and are summarized in the following fair value hierarchy.

Level 1 - Unadjusted quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, current yields, credit quality, prepayment speeds for mortgage-related securities, collateral for asset-backed securities, foreign security indices, foreign exchange rate, fair value estimates for foreign securities, changes in benchmark securities indices and interest rates).

Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

Equity securities that are traded on a national securities exchange are valued at the last reported sale price on the exchange where it is primarily traded. To the extent these securities have market quotes from active markets, they are classified as Level 1.

The Trustees have retained an independent fair value pricing service to assist in valuing foreign securities held by the International Discovery Fund on a daily basis and fixed income holdings in the Balanced, Intermediate Fixed Income and High Yield Funds on certain bond market holidays. The pricing service monitors the market daily for significant movement and systematically applies a fair value adjustment factor to foreign securities when certain criteria are met.  When adjustment factors are used, these valuations are categorized as Level 2.

The International Discovery Fund invests in certain Thai securities which are valued using exchange data of substantially similar securities from the same issuer. These valuations are categorized as Level 2.

Participatory notes are valued with evaluated prices provided by the Funds' primary pricing vendor. These are categorized as Level 2.

Debt securities held by the Funds are valued by the Funds' primary pricing vendor, which uses various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Matrix pricing is a mathematical technique used to value fixed income securities without relying exclusively on quoted prices. These are categorized as Level 2.

In the event that prices are not available from a pricing service, the Adviser's Pricing Committee will determine a price in accordance with the Security Valuation Policy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ investments based on the major classification in the Schedules of Investments as of June 30, 2013:

Rainier Large Cap Equity Fund
	Level 1	Level 2	Level 3	Total

Equity
Common Stock	$591,653,729	$-	$-	$591,653,729
Total Equity	591,653,729	-	-	591,653,729

Short-Term Investments	1,923,296	-	-	1,923,296
Total Investments in Securities	$593,577,025	$-	$-	$593,577,025

Rainier Mid Cap Equity Fund
	Level 1	Level 2	Level 3	Total

Equity
Common Stock	$889,482,267	$-	$-	$889,482,267
Total Equity	889,482,267	-	-	889,482,267

Short-Term Investments	2,619,533	-	-	2,619,533
Total Investments in Securities	$892,101,800	$-	$-	$892,101,800

Rainier Small/Mid Cap Equity Fund
	Level 1	Level 2		Level 3	Total

Equity
Common Stock	$2,043,075,599	$-		$-	$2,043,075,599
Total Equity	2,043,075,599	-		-	2,043,075,599

Short-Term Investments	13,109,273	-		-	13,109,273
Total Investments in Securities	$2,056,184,872	$-		$-	$2,056,184,872

Rainier Balanced Fund
	Level 1	Level 2		Level 3	Total

Equity
Common Stock	$17,306,615	$-		$-	$17,306,615
Total Equity	17,306,615	-		-	17,306,615

Fixed Income
Mortgage Pass-Through Securities	$-	$253,444		$-	$253,444
Federal Agency Obligations	-	2,587,220		-	2,587,220
Corporate Bonds	-	8,086,275		-	8,086,275
Total Fixed Income	-	10,926,939		-	10,926,939

Short-Term Investments	355,179	-		-	355,179
Total Investments in Securities	$17,661,794	$10,926,939		$-	$28,588,733

Rainier Intermediate Fixed Income Fund
	Level 1	Level 2		Level 3	Total

Fixed Income
Mortgage Pass-Through Securities	$-	$906,748		$-	$906,748
Federal Agency Obligations	-	26,860,384		-	26,860,384
Corporate Bonds	-	74,341,612		-	74,341,612
Total Fixed Income	-	102,108,744		-	102,108,744

Short-Term Investments	352,313	-		-	352,313
Total Investments in Securities	$352,313	$102,108,744		$-	$102,461,057

Rainier High Yield Fund
	Level 1	Level 2		Level 3	Total

Equity
Common Stock	$298,125	$-		$-	$298,125
Total Equity	298,125	-		-	298,125

Fixed Income
Asset Backed Securities	$-	$495,000		$-	$495,000
Corporate Bonds	-	39,492,317		-	39,492,317
Total Fixed Income	-	39,987,317		-	39,987,317

Short-Term Investments	1,410,322	-		-	1,410,322
Total Investments in Securities	$1,708,447	$39,987,317		$-	$41,695,764

Rainier International Discovery Fund
	Level 1	Level 2		Level 3	Total

Equity
Common Stocks	$20,456,211	$534,885	(1)	$-	$20,991,096
Participatory Notes	-	292,894		-	292,894
Total Equity	20,456,211	827,779		-	21,283,990

Short-Term Investments	1,155,993	-		-	1,155,993
Total Investments in Securities	$21,612,204	$827,779		$-	$22,439,983

Rainier International Discovery Fund (*)
Transfers out of Level 2	$(14,362,411)
Transfers into Level 1	$14,362,411
Net transfers	$-

(1) The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investments in the following country:
Thailand	$534,885
	$534,885

* Transfers between Level 2 and Level 1 for the Rainier International Discovery Fund relate to the use of systematic fair valuation at the close of the prior annual reporting period ended March 31, 2013. On days when systematic fair valuation is used, certain
non-U.S. dollar denominated securities move from a Level 1 to a Level 2 classification.There were no other transfers into or out of Level 1, Level 2 or Level 3 in the other Funds.

Item 2. Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer has concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Rainier Investment Management Mutual Funds

By     /s/ Melodie B. Zakaluk
Melodie B. Zakaluk
CEO, President, and CFO

Date    August 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Rainier Investment Management Mutual Funds

By     /s/ Melodie B. Zakaluk
Melodie B. Zakaluk
CEO, President, and CFO

Date    August 28, 2013